Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CREDIT SUISSE COMMODITY STRATEGY FUNDS
Entity Central Index Key	0001291446
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000028811
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class A
Trading Symbol	CRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSAX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CRSAX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Benchmark") on a gross and net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash also contributed to performance for the annual period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the Benchmark.

What worked:

- Curve positioning in Agriculture, Energy, Industrial and Precious metals sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Livestock sector detracted from Benchmark-relative performance.

The Fund invested in derivatives such as futures and swap agreements (specifically, commodity index swaps) during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class A with load	Bloomberg Commodity Index Total Return
10/31/2014	$9,527	$10,000
10/31/2015	$7,063	$7,428
10/31/2016	$6,891	$7,234
10/31/2017	$7,063	$7,404
10/31/2018	$6,853	$7,275
10/31/2019	$6,631	$7,087
10/31/2020	$6,169	$6,467
10/31/2021	$8,827	$9,309
10/31/2022	$9,894	$10,347
10/31/2023	$9,425	$10,040
10/31/2024	$9,359	$9,921

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A	(0.70%)	7.13%	(0.18%)
Class A with load	(5.42%)	6.10%	(0.66%)
Bloomberg Commodity Index Total Return	(1.18%)	6.96%	(0.08%)

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,089,992,785
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 6,806,087
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,089,992,785
# of Portfolio Holdings	41
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$6,806,087

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	60.3%
Commodity Indexed Structured Notes	25.3
United States Agency Obligations	13.4
Short-Term Investments	1.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.692%, due 04/30/26	13.7%
U.S. Treasury Floating Rate Notes, 4.787%, due 01/31/26	11.5
U.S. Treasury Floating Rate Notes, 4.712%, due 10/31/25	8.1
U.S. Treasury Floating Rate Notes, 4.667%, due 07/31/25	5.2
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.830%, due 07/17/25	4.9

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

The diversification status of the Fund was changed from non-diversified to diversified.

Material Fund Change Risks Change [Text Block]	The diversification status of the Fund was changed from non-diversified to diversified.
Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000028812
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class C
Trading Symbol	CRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSCX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CRSCX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.80%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Benchmark") on a gross and net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash also contributed to performance for the annual period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the Benchmark.

What worked:

- Curve positioning in Agriculture, Energy, Industrial and Precious metals sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Livestock sector detracted from Benchmark-relative performance.

The Fund invested in derivatives such as futures and swap agreements (specifically, commodity index swaps) during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class C with load	Bloomberg Commodity Index Total Return
10/31/2014	$10,000	$10,000
10/31/2015	$7,347	$7,428
10/31/2016	$7,127	$7,234
10/31/2017	$7,237	$7,404
10/31/2018	$6,990	$7,275
10/31/2019	$6,694	$7,087
10/31/2020	$6,197	$6,467
10/31/2021	$8,784	$9,309
10/31/2022	$9,775	$10,347
10/31/2023	$9,238	$10,040
10/31/2024	$9,105	$9,921

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C	(1.44%)	6.35%	(0.93%)
Class C with load	(2.39%)	6.35%	(0.93%)
Bloomberg Commodity Index Total Return	(1.18%)	6.96%	(0.08%)

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,089,992,785
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 6,806,087
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,089,992,785
# of Portfolio Holdings	41
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$6,806,087

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	60.3%
Commodity Indexed Structured Notes	25.3
United States Agency Obligations	13.4
Short-Term Investments	1.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.692%, due 04/30/26	13.7%
U.S. Treasury Floating Rate Notes, 4.787%, due 01/31/26	11.5
U.S. Treasury Floating Rate Notes, 4.712%, due 10/31/25	8.1
U.S. Treasury Floating Rate Notes, 4.667%, due 07/31/25	5.2
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.830%, due 07/17/25	4.9

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

The diversification status of the Fund was changed from non-diversified to diversified.

Material Fund Change Risks Change [Text Block]	The diversification status of the Fund was changed from non-diversified to diversified.
Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000028810
Shareholder Report [Line Items]
Fund Name	Credit Suisse Commodity Return Strategy Fund
Class Name	Class I
Trading Symbol	CRSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSOX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CRSOX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Benchmark") on a gross and net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash also contributed to performance for the annual period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the Benchmark.

What worked:

- Curve positioning in Agriculture, Energy, Industrial and Precious metals sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Livestock sector detracted from Benchmark-relative performance.

The Fund invested in derivatives such as futures and swap agreements (specifically, commodity index swaps) during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class I	Bloomberg Commodity Index Total Return
10/31/2014	$10,000	$10,000
10/31/2015	$7,426	$7,428
10/31/2016	$7,263	$7,234
10/31/2017	$7,456	$7,404
10/31/2018	$7,271	$7,275
10/31/2019	$7,043	$7,087
10/31/2020	$6,571	$6,467
10/31/2021	$9,418	$9,309
10/31/2022	$10,587	$10,347
10/31/2023	$10,108	$10,040
10/31/2024	$10,061	$9,921

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	(0.47%)	7.39%	0.06%
Bloomberg Commodity Index Total Return	(1.18%)	6.96%	(0.08%)

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,089,992,785
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 6,806,087
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,089,992,785
# of Portfolio Holdings	41
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$6,806,087

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	60.3%
Commodity Indexed Structured Notes	25.3
United States Agency Obligations	13.4
Short-Term Investments	1.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.692%, due 04/30/26	13.7%
U.S. Treasury Floating Rate Notes, 4.787%, due 01/31/26	11.5
U.S. Treasury Floating Rate Notes, 4.712%, due 10/31/25	8.1
U.S. Treasury Floating Rate Notes, 4.667%, due 07/31/25	5.2
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.830%, due 07/17/25	4.9

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

The diversification status of the Fund was changed from non-diversified to diversified.

Material Fund Change Risks Change [Text Block]	The diversification status of the Fund was changed from non-diversified to diversified.
Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874